Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of carrying value of property, plant and equipment

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2021
Cost
Balance at beginning of the year		115,954	90,093	23,823	2,038
Additions[1]		12,809	12,794	(3)	18
Change in estimates of rehabilitation assets[2]		(612)	29	(639)	(2)
Disposals		(254)	(231)	(23)	—
Derecognition of property, plant and equipment[3]		(2,065)	(2,062)	(3)	—
Transfers between classes of property, plant and equipment		—	161	105	(266)
Assets derecognised on loss with dilution of interest in joint operation		(2)	—	—	(2)
Assets dercognised on classification to other investments		(22)	—	—	(22)
Foreign currency translation		4,138	2,432	1,695	11
Balance at end of the year		129,946	103,216	24,955	1,775
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		55,354	48,657	4,998	1,699
Amortisation and depreciation	4	8,181	7,467	650	64
Impairment	10	5,120	5,025	94	1
Disposals		(210)	(189)	(21)	—
Derecognition of property, plant and equipment		(2,056)	(2,056)	—	—
Depreciation capitalised to inventory		120	120	—	—
Foreign currency translation		943	694	238	11
Balance at end of the year		67,452	59,718	5,959	1,775
Carrying value at end of the year		62,494	43,498	18,996	—
[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R69 million
[2] Includes a decrease to the environmental rehabilitation obligation of R638 million (refer note 30), decrease to the right of recoverability liability of R9 million and a decrease to the right of recoverability asset of R35 million
[3] During the year, short-term ore reserve development, which was capitalised up to 31 December 2019 and fully depreciated by 2021, was derecognised as no future economic benefits are expected from its use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2020
Cost
Balance at beginning of the year		107,285	82,046	23,210	2,029
Additions[1]		9,712	9,656	14	42
Change in estimates of rehabilitation assets[2]		(384)	(108)	(270)	(6)
Disposals		(63)	(43)	(20)	—
Derecognition of property, plant and equipment[3]		(1,968)	(1,905)	(63)	—
Transfers between classes of property, plant and equipment		—	(29)	29	—
Transfers to right-of-use assets		(2)	(2)	—	—
Assets derecognised on loss with dilution of interest in joint operation		(37)	—	(1)	(36)
Foreign currency translation		1,411	478	924	9
Balance at end of the year		115,954	90,093	23,823	2,038
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		49,805	43,877	4,303	1,625
Amortisation and depreciation	4	7,468	6,647	753	68
Impairment	10	1	—	—	1
Disposals		(60)	(41)	(19)	—
Derecognition of property, plant and equipment		(1,968)	(1,905)	(63)	—
Depreciation capitalised to inventory		117	117	—	—
Foreign currency translation		(9)	(38)	24	5
Balance at end of the year		55,354	48,657	4,998	1,699
Carrying value at end of the year		60,600	41,436	18,825	339
[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R96 million
[2] Includes a decrease to the environmental rehabilitation obligation of R318 million (refer note 30), decrease to the right of recoverability liability of R40 million and an increase to the right of recoverability asset of R26 million
[3] During the year, short-term ore reserve development, which was capitalised up to 31 December 2018 and fully depreciated by 2020, was derecognised as no future economic benefits are expected from its use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2019
Cost
Balance at beginning of the year		99,995	72,811	25,096	2,088
Additions[1]		7,803	7,791	—	12
Change in estimates of rehabilitation assets[2]		101	(99)	200	—
Disposals		(282)	(281)	(1)	—
Derecognition of property, plant and equipment[3]		(2,410)	(695)	(1,715)	—
Transfers between classes of property, plant and equipment		—	(95)	95	—
Transfers to right-of-use assets		(19)	(19)	—	—
Assets acquired on acquisition of subsidiaries		3,159	3,152	7	—
Assets derecognised on loss of control of subsidiary		(63)	—	—	(63)
Foreign currency translation		(999)	(519)	(472)	(8)
Balance at end of the year		107,285	82,046	23,210	2,029
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		45,437	38,576	5,277	1,584
Amortisation and depreciation	4	7,102	6,275	788	39
Impairment	10	5	—	—	5
Disposals		(257)	(257)	—	—
Derecognition of property, plant and equipment		(2,410)	(695)	(1,715)	—
Transfers to right-of-use assets		(16)	(16)	—	—
Depreciation capitalised to inventory		111	111	—	—
Foreign currency translation		(167)	(117)	(47)	(3)
Balance at end of the year		49,805	43,877	4,303	1,625
Carrying value at end of the year		57,480	38,169	18,907	404
[1] During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R86 million
[2] Includes an increase to the environmental rehabilitation obligation of R105 million (refer note 30), decrease to the right of recoverability liability of R11 million and a decrease to the right of recoverability asset of R7 million
[3] During the year, short-term ore reserve development, which was capitalised up to 31 December 2017 and fully depreciated by 2019, was derecognised as no future economic benefits are expected from its use